ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Assets Held for Sale

at December 31	2013
(millions of Canadian dollars)

Assets Held for Sale
Cash and Cash Equivalents	1
Accounts Receivable	12
Inventories	11
Plant, Property and Equipment	61
Total Assets Held for Sale (included in Other Current Assets, Note 5)	85
Liabilities Related to Assets Held for Sale
Accounts Payable and Other	4
Other Long-Term Liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts Payable and Other, Note 13)	5